Selling, general and administrative expenses	6 Months Ended
Jun. 30, 2020
Selling, general and administrative expenses
Selling, general and administrative expenses

13.Selling, general and administrative expenses

	Six Months Ended
	June 30,
(in thousands of €)	2020	2019
Personnel expense	€36,549	€17,132
Consulting fees	18,998	6,795
Supervisory board	2,194	1,424
Other expense	3,903	2,111
	€61,644	€27,462